Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of intangible assets
	June 30, 2020	December 31, 2019
Customer Relationships
Identifiable intangible assets, gross	$783,000	$783,000
Accumulated amortization	(84,393)	(56,023)
Customer relationship identifiable intangible assets, net	698,607	726,977
Marketing Related
Identifiable intangible assets, gross	1,368,000	1,368,000
Accumulated amortization	(338,196)	(201,400)
Marketing related identifiable intangible assets, net	1,029,804	1,166,600
Total Identifiable intangible assets, net	$1,728,411	$1,893,577

	December 31, 2019	December 31, 2018
Customer Relationships
Identifiable intangible assets, gross	$783,000	$34,000
Accumulated amortization	(56,023)	(12,467)
Customer relationship identifiable intangible assets, net	726,977	21,533
Marketing Related
Identifiable intangible assets, gross	1,368,000	-
Accumulated amortization	(201,400)	-
Marketing related identifiable intangible assets, net	1,166,600	-
Total Identifiable intangible assets, net	$1,893,577	$21,533

Schedule of annual amortization expense
2020 (remainder)	$165,166
2021	330,332
2022	324,665
2023	323,532
2024	122,132
Thereafter	462,584
Total	$1,728,411

2020	$330,332
2021	330,332
2022	324,665
2023	323,532
2024	584,716
Total	$1,893,577